OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Mar. 31, 2026
Other Non-current Assets
SCHEDULE OF OTHER ASSETS, NONCURRENT	Other non-current assets consist of the following:
	March 31, 2026	September 30, 2025
	(Unaudited)
Deposits for operating lease	$10,792	$10,457
Total other non-current assets	$10,792	$10,457